Capital and Financing Leases	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Leases [Abstract]
Capital and Financing Leases
Note 9.	Capital and Financing Leases

In January 2013, the Company entered into an equipment leasing arrangement with a bank. Terms of the agreement include monthly payments of $5 over a five-year period beginning in January 2013 and a bargain purchase option at the end of the lease term. As a result, this agreement was determined to be a capital lease. The present value of future minimum lease payments, including an interest rate of 4.4%, was approximately $252 at June 30, 2013.

In November 2012, the Company entered into a sale-leaseback transaction with a bank for a 3D printing machine. Due to continuing involvement outside of the normal leaseback by the Company, this transaction has been accounted for as a financing lease. Under the terms of the agreement, the Company received proceeds of approximately $974 (€737) with repayment of the lease occurring over a three-year period beginning in January 2013. The present value of the future minimum lease payments, including an interest rate of 6.0%, was approximately $548 (€421) and $853 (€646) at June 30, 2013 and December 31, 2012, respectively.

In July 2012, the Company entered into a sale-leaseback transaction with a related party for a 3D printing machine. Based on the economic substance of the transaction between the parties, this transaction was accounted for as a financing lease. Under the terms of the agreement, the Company received proceeds of approximately $1,553 with repayment of the lease occurring over a five-year period beginning in August 2012. On April 4, 2013, the Company settled this financing lease obligation for a cash payment of approximately $1,372 (including accrued interest). There were no prepayment penalties or gains or losses associated with this settlement.

In March 2012, the Company entered into a sale-leaseback transaction with a bank for a 3D printing machine. Due to continuing involvement outside of the normal leaseback by the Company, this transaction has been accounted for as a financing lease. Under the terms of the agreement, the Company received proceeds of approximately $985 (€739) with repayment of the lease occurring over a three-year period beginning in April 2012. The present value of the future minimum lease payments, including an interest rate of 6.0%, was approximately $429 (€330) and $553 (€418) at June 30, 2013 and December 31, 2012, respectively.

Note 10. Financing Leases

In March 2012, the Company entered into a sale-leaseback transaction with a bank for a 3D printing machine. Due to continuing involvement outside of the normal leaseback by the Company, this transaction has been accounted for as a financing lease. Under the terms of the agreement, the Company received proceeds of approximately $985 (€739) with repayment of the lease occurring over a three-year period beginning in April 2012. The present value of the future minimum lease payments, including an interest rate of 6.0%, was approximately $553 (€418) at December 31, 2012.

In July 2012, the Company entered into a sale-leaseback transaction with a related party for a 3D printing machine. Based on the economic substance of the transaction between the parties, this transaction was accounted for as a financing lease. Under the terms of the agreement, the Company received proceeds of approximately $1,553 with repayment of the lease occurring over a five-year period beginning in August 2012. The present value of the future minimum lease payments, including an interest rate of 6.0%, was approximately $1,463 at December 31, 2012.

In November 2012, the Company entered into a sale-leaseback transaction with a bank for a 3D printing machine. Due to continuing involvement outside of the normal leaseback by the Company, this transaction has been accounted for as a financing lease. Under the terms of the agreement, the Company received proceeds of approximately $974 (€737) with repayment of the lease occurring over a three-year period beginning in January 2013. The present value of the future minimum lease payments, including an interest rate of 6.0%, was approximately $853 (€646) at December 31, 2012.

Future maturities of financing leases at December 31, 2012, are approximately as follows:

2013	$920
2014	773
2015	606
2016	335
2017	235
Thereafter	—

$2,869